GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance	¥ 3,285,081			¥ 3,285,081
Ending balance	3,320,414	$ 495,725		3,404,333	$ 478,574
Contingent guarantee
GUARANTEE LIABILITIES
Beginning balance	3,248,496		¥ 3,543,454	3,248,496		¥ 3,543,454
Provision for contingent liabilities	2,162,638		1,220,586	3,305,458		1,918,899
Net payout	(2,127,305)		¥ (1,515,544)	(3,186,206)		(2,320,195)
Ending balance	3,320,414			3,404,333		¥ 3,142,158
Contingent guarantee | Adjusted Balance
GUARANTEE LIABILITIES
Beginning balance	¥ 3,285,081			¥ 3,285,081